Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class as follows:

2011	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,804		$6,692	1.6	-	3.8%	9	-	132	$10,134	$3,904	2.6	-	3.5%	20	-	66
Transmission	9,048		2,600	1.3	-	2.7%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,783		3,828	2.4	-	4.0%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,913	(a)	36	NM			NM			208	1	NM			NM
Other	2,587		1,246	1.7	-	9.3%	5	-	55	1,193	392	NM			NM
Total	$44,135		$14,402							$11,535	$4,297

2010	Regulated									Nonregulated
				Annual								Annual
Functional	Property,			Composite						Property,		Composite
Class of	Plant and		Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment		Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)						(in years)			(in millions)					(in years)
Generation	$14,147		$6,537	1.6	-	3.8%	9	-	132	$10,205	$3,788	2.2	-	5.1%	20	-	70
Transmission	8,576		2,481	1.4	-	3.0%	25	-	87	-	-	-	-	-%	-	-	-
Distribution	14,208		3,607	2.4	-	3.9%	11	-	75	-	-	-	-	-%	-	-	-
CWIP	2,615	(a)	47	NM			NM			143	9	NM			NM
Other	2,685		1,268	3.0	-	12.5%	5	-	55	1,161	329	NM			NM
Total	$42,231		$13,940							$11,509	$4,126

2009	Regulated						Nonregulated
	Annual						Annual
	Composite						Composite
	Depreciation			Depreciable			Depreciation			Depreciable
Functional Class of Property	Rate Ranges			Life Ranges			Rate Ranges			Life Ranges
				(in years)						(in years)
Generation	1.6	-	3.8%	9	-	132	1.9	-	3.3%	20	-	70
Transmission	1.4	-	2.7%	25	-	87	-	-	-%	-	-	-
Distribution	2.4	-	3.9%	11	-	75	-	-	-%	-	-	-
CWIP	NM			NM			NM			NM
Other	4.2	-	12.8%	5	-	55	NM			NM

(a)	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM	Not Meaningful

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For rate-regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO:

Carrying
Amount
of ARO
(in millions)
ARO at December 31, 2009	$1,259
DHLC Deconsolidation (a)	(12)
Accretion Expense	75
Liabilities Incurred	32
Liabilities Settled	(20)
Revisions in Cash Flow Estimates	64
ARO at December 31, 2010 (b)	1,398
Accretion Expense	82
Liabilities Incurred	7
Liabilities Settled	(26)
Revisions in Cash Flow Estimates	13
ARO at December 31, 2011 (c)	$1,474

(a)       We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.

(b)       The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.

(c)       The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

As of December 31, 2011 and 2010, our ARO liability was $1.5 billion and $1.4 billion, respectively, and included $979 million and $930 million, respectively, for nuclear decommissioning of the Cook Plant. As of December 31, 2011 and 2010, the fair value of assets that are legally restricted for purposes of settling the nuclear decommissioning liabilities totaled $1.3 billion and $1.2 billion, respectively, and are recorded in Spent Nuclear Fuel and Decommissioning Trusts on our balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Our amounts of allowance for borrowed, including interest capitalized, and equity funds used during construction is summarized in the following table:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Allowance for Equity Funds Used During Construction	$98	$77	$82
Allowance for Borrowed Funds Used During Construction	63	53	67

Jointly-owned Electric Facilities

We have electric facilities that are jointly-owned with nonaffiliated companies. Using our own financing, we are obligated to pay a share of the costs of these jointly-owned facilities in the same proportion as our ownership interest. Our proportionate share of the operating costs associated with such facilities is included in our statements of income and the investments and accumulated depreciation are reflected in our balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	310	12	54
J.M. Stuart Generating Station (c)	Coal	26.0%	529	13	172
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	20	377
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	264	-	193
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	118	6	63
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	513	1	362
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	401	2	208
Turk Generating Plant (h)	Coal	73.33%	-	1,326	-
Transmission	NA	(d)	63	6	50

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station (Unit No. 6) (a)	Coal	12.5%	$19	$-	$8
Conesville Generating Station (Unit No. 4) (b)	Coal	43.5%	301	8	49
J.M. Stuart Generating Station (c)	Coal	26.0%	507	23	163
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	771	10	366
Dolet Hills Generating Station (Unit No. 1) (f)	Lignite	40.2%	258	5	192
Flint Creek Generating Station (Unit No. 1) (g)	Coal	50.0%	116	7	62
Pirkey Generating Station (Unit No. 1) (g)	Lignite	85.9%	503	10	358
Oklaunion Generating Station (Unit No. 1) (e)	Coal	70.3%	395	4	201
Turk Generating Plant (h)	Coal	73.33%	-	971	-
Transmission	NA	(d)	63	3	48

(a)       Operated by Duke Energy Corporation, a nonaffiliated company.

(b)        Operated by OPCo.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Varying percentages of ownership.

(e)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(f)       Operated by CLECO, a nonaffiliated company.

(g)       Operated by SWEPCo.

(h)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Appalachian Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

APCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$5,194,967	$1,783,154	2.6%	40-121	$-	$-	-	-
Transmission	1,943,969	457,235	1.6%	25-87	-	-	-	-
Distribution	2,845,405	595,122	3.2%	11-52	-	-	-	-
CWIP	565,841	(9,918)	NM	NM	-	-	-	-
Other	323,630	155,688	6.6%	24-55	33,696	12,735	NM	NM
Total	$10,873,812	$2,981,281			$33,696	$12,735

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$4,736,150	$1,701,839	2.4%	40-121	$-	$-	-	-
Transmission	1,852,415	445,671	1.6%	25-87	-	-	-	-
Distribution	2,740,752	562,139	3.2%	11-52	-	-	-	-
CWIP	562,280	(18,470)	NM	NM	-	-	-	-
Other	314,301	139,167	7.8%	24-55	33,712	12,741	NM	NM
Total	$10,205,898	$2,830,346			$33,712	$12,741

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	2.3%	40-121	-	-
Transmission	1.6%	25-87	-	-
Distribution	3.2%	11-52	-	-
CWIP	NM	NM	-	-
Other	8.9%	24-55	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Indiana Michigan Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

I&M

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$3,932,472	$2,078,651	1.6%	59-132	$-	$-	-	-
Transmission	1,224,786	414,941	1.4%	46-75	-	-	-	-
Distribution	1,481,608	374,137	2.4%	14-70	-	-	-	-
CWIP	236,096	60,665	NM	NM	-	-	-	-
Other	559,698	143,312	7.4%	NM	149,860	108,214	NM	NM
Total	$7,434,660	$3,071,706			$149,860	$108,214

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$3,774,262	$2,085,746	1.6%	59-132	$-	$-	-	-
Transmission	1,188,665	408,832	1.4%	46-75	-	-	-	-
Distribution	1,411,095	361,259	2.5%	14-70	-	-	-	-
CWIP	301,534	33,046	NM	NM	-	-	-	-
Other	572,328	129,703	11.7%	NM	147,380	106,412	NM	NM
Total	$7,247,884	$3,018,586			$147,380	$106,412

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	1.6%	59-132	-	-
Transmission	1.4%	46-75	-	-
Distribution	2.4%	14-70	-	-
CWIP	NM	NM	-	-
Other	12.8%	NM	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

As of December 31, 2011 and 2010, I&M's ARO liability for nuclear decommissioning of the Cook Plant was $979 million and $930 million, respectively. These liabilities are reflected in Asset Retirement Obligations on I&M's balance sheets. As of December 31, 2011 and 2010, the fair value of I&M's assets that are legally restricted for purposes of settling decommissioning liabilities totaled $1.3 billion and $1.2 billion, respectively. These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M's balance sheets.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Ohio Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

OPCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$-	$-	-	-	$9,502,614	$3,596,589	3.2%	35-66
Transmission	1,948,329	763,664	2.3%	27-70	-	-	-	-
Distribution	3,545,574	1,146,202	3.7%	12-56	-	-	-	-
CWIP	183,096	(3,371)	NM	NM	171,369	1,152	NM	NM
Other	407,044	222,368	8.7%	NM	139,598	15,957	NM	NM
Total	$6,084,043	$2,128,863			$9,813,581	$3,613,698

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$-	$-	-	-	$9,576,404	$3,494,690	3.3%	35-70
Transmission	1,896,989	733,191	2.3%	27-70	-	-	-	-
Distribution	3,422,413	1,066,797	3.7%	12-56	-	-	-	-
CWIP	193,377	(1,540)	NM	NM	132,526	9,151	NM	NM
Other	420,514	217,286	9.2%	NM	142,333	14,314	NM	NM
Total	$5,933,293	$2,015,734			$9,851,263	$3,518,155

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	-	-	3.0%	35-70
Transmission	2.3%	27-70	-	-
Distribution	3.6%	12-56	-	-
CWIP	NM	NM	NM	NM
Other	10.9%	NM	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Public Service Co Of Oklahoma [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

PSO

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$1,317,948	$652,526	1.8%	9-70	$-	$-	-	-
Transmission	692,644	167,827	1.9%	40-75	-	-	-	-
Distribution	1,762,110	329,041	2.4%	30-65	-	-	-	-
CWIP	70,371	(5,413)	NM	NM	-	-	-	-
Other	209,467	122,838	8.3%	5-35	5,159	(3)	NM	NM
Total	$4,052,540	$1,266,819			$5,159	$(3)

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$1,330,368	$648,205	1.8%	9-70	$-	$-	-	-
Transmission	663,994	161,835	1.9%	40-75	-	-	-	-
Distribution	1,686,470	311,005	2.4%	27-65	-	-	-	-
CWIP	59,091	(1,958)	NM	NM	-	-	-	-
Other	230,286	135,977	8.3%	5-35	5,120	-	NM	NM
Total	$3,970,209	$1,255,064			$5,120	$-

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	1.8%	9-70	-	-
Transmission	2.0%	40-75	-	-
Distribution	2.4%	27-65	-	-
CWIP	NM	NM	-	-
Other	8.3%	5-35	NM	NM

NM Not Meaningful

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable

Southwestern Electric Power Co [Member]
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

15. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following table provides the annual composite depreciation rates by functional class generally used by the Registrant Subsidiaries:

SWEPCo

2011	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$2,326,102	$1,060,825	2.1%	35-68	$-	$-	-	-
Transmission	988,534	285,785	2.3%	50-70	-	-	-	-
Distribution	1,675,764	535,565	2.6%	25-65	-	-	-	-
CWIP	1,419,216	(a) (3,527)	NM	NM	24,353	-	NM	NM
Other	400,492	229,695	6.9%	7-47	236,527	103,569	NM	NM
Total	$6,810,108	$2,108,343			$260,880	$103,569

2010	Regulated				Nonregulated
			Annual				Annual
Functional	Property,		Composite		Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)	(in thousands)			(in years)
Generation	$2,297,463	$1,026,467	1.9%	35-68	$-	$-	-	-
Transmission	943,724	272,619	2.4%	50-70	-	-	-	-
Distribution	1,611,129	513,472	2.7%	25-65	-	-	-	-
CWIP	1,065,949	(a) 700	NM	NM	5,654	-	NM	NM
Other	403,881	248,544	7.7%	7-47	228,277	68,549	NM	NM
Total	$6,322,146	$2,061,802			$233,931	$68,549

2009	Regulated		Nonregulated
	Annual Composite		Annual Composite
	Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
		(in years)		(in years)
Generation	2.7%	22-68	-	-
Transmission	2.6%	40-72	-	-
Distribution	3.6%	18-67	-	-
CWIP	NM	NM	NM	NM
Other	7.6%	7-48	NM	NM

(a) Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NM Not Meaningful

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. SWEPCo includes these costs in fuel expense.

For cost-based rate-regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal.

The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2011 and 2010 aggregate carrying amounts of ARO by Registrant Subsidiary:

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2010		Expense	Incurred	Settled	Estimates	2011

	(in thousands)
APCo (a)(d)	$141,924		$9,534	$3	$(3,600)	$(35,094)	$112,767
I&M (a)(b)(d)	963,029		51,308	-	(1,370)	155	1,013,122
OPCo (a)(d)	189,271		13,499	165	(4,872)	43,765	241,828
PSO (a)(d)	21,557		1,708	-	(414)	(3,228)	19,623
SWEPCo (a)(c)(d)(e)	59,382		4,114	7,063	(14,947)	11,571	67,183

	ARO at					Revisions in	ARO at
	December 31,		Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2009		Expense	Incurred	Settled	Estimates	2010

	(in thousands)
APCo (a)(d)	$125,289		$8,541	$5,341	$(4,064)	$6,817	$141,924
I&M (a)(b)(d)	894,746		47,844	7,216	(1,694)	14,917	963,029
OPCo (a)(d)	134,743		11,434	5,031	(4,208)	42,271	189,271
PSO (a)(d)	15,652		1,332	4,746	(173)	-	21,557
SWEPCo (a)(c)(d)(e)	51,684	(f)	4,290	9,056	(7,709)	2,061	59,382

(a)	Includes ARO related to ash disposal facilities.
(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant ($979 million and $930 million at
December 31, 2011 and 2010, respectively).
(c)	Includes ARO related to Sabine and DHLC.
(d)	Includes ARO related to asbestos removal.
(e)	The current portion of SWEPCo’s ARO, totaling $1.5 million and $2.6 million, at December 31, 2011 and
2010 respectively, is included in Other Current Liabilities on SWEPCo’s balance sheets.
(f)	SWEPCo deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for
"Consolidations." As a result, SWEPCo recorded only 50% ($12 million) of the final reclamation based on its share of the obligation instead of the previous 100%.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$9,212	$2,967	$7,000
I&M	15,395	15,678	12,013
OPCo	5,549	5,949	6,094
PSO	1,317	804	1,787
SWEPCo	48,731	45,646	46,737

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2011	2010	2009
	(in thousands)
APCo	$6,257	$2,251	$6,014
I&M	7,838	8,500	8,348
OPCo	2,350	3,786	16,506
PSO	822	572	1,142
SWEPCo	40,904	33,668	29,546

Jointly-owned Electric Facilities

APCo, I&M, OPCo, PSO and SWEPCo have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share at December 31, 2011
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$554,555	$16,987	$93,404

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$759,033	$19,357	$443,857

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,510	$15,344	$188,820
W.C. Beckjord Generating Station	Coal	12.5%	19,131	108	8,476
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	309,771	11,633	53,980
J.M. Stuart Generating Station (d)	Coal	26.0%	528,271	13,292	171,830
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,158	19,949	376,585
Transmission	NA	(f)	63,115	5,805	49,487
Total			$2,679,956	$66,131	$849,178

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$92,805	$446	$56,539

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$264,487	$465	$193,565
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	118,163	6,532	62,988
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	512,557	674	361,667
Turk Generating Plant (j)	Coal	73.33%	-	1,326,013	-
Total			$895,207	$1,333,684	$618,220

			Company’s Share at December 31, 2010
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	33.33%	$472,244	$5,638	$77,786

I&M
Rockport Generating Plant (Unit No. 1) (e)	Coal	50.0%	$742,538	$25,304	$437,371

OPCo
John E. Amos Generating Station (Unit No. 3) (a)	Coal	66.67%	$988,870	$6,354	$168,933
W.C. Beckjord Generating Station	Coal	12.5%	19,079	248	8,003
(Unit No. 6) (b)
Conesville Generating Station (Unit No. 4) (c)	Coal	43.5%	300,618	8,259	49,121
J.M. Stuart Generating Station (d)	Coal	26.0%	506,756	22,435	162,869
Wm. H. Zimmer Generating Station (b)	Coal	25.4%	771,236	9,636	365,989
Transmission	NA	(f)	62,952	3,008	47,957
Total			$2,649,511	$49,940	$802,872

PSO
Oklaunion Generating Station (Unit No. 1) (g)	Coal	15.6%	$91,275	$1,124	$56,160

SWEPCo
Dolet Hills Generating Station (Unit No. 1) (h)	Lignite	40.2%	$258,261	$4,648	$191,486
Flint Creek Generating Station (Unit No. 1) (i)	Coal	50.0%	115,742	6,725	61,750
Pirkey Generating Station (Unit No. 1) (i)	Lignite	85.9%	502,520	10,317	358,241
Turk Generating Plant (j)	Coal	73.33%	-	971,131	-
Total			$876,523	$992,821	$611,477

(a)       Operated by APCo.

(b)       Operated by Duke Energy Corporation, a nonaffiliated company.

(c)       Operated by OPCo.

(d)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(e)       Operated by I&M.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO Corporation, a nonaffiliated company.

(i)       Operated by SWEPCo.

(j)       Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.

NA       Not Applicable